Financial instruments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Assets before allowances	$ 396,099	$ 422,236
Allowance for doubtful trade receivables	(19,728)	(21,384)
Assets for trade receivables, net	376,371	400,852
Receivables related to credit operations, current [Member]
Financial instruments [Line Items]
Assets before allowances	327,586	383,775
Allowance for doubtful trade receivables	(14,321)	(16,192)
Assets for trade receivables, net	313,265	367,583
Trade receivables, current [Member]
Financial instruments [Line Items]
Assets before allowances	327,586	383,775
Allowance for doubtful trade receivables	(14,321)	(16,192)
Assets for trade receivables, net	313,265	367,583
Prepayments, current [Member]
Financial instruments [Line Items]
Assets before allowances	20,684	21,092
Allowance for doubtful trade receivables	(784)	(783)
Assets for trade receivables, net	19,900	20,309
Other receivables, current [Member]
Financial instruments [Line Items]
Assets before allowances	36,664	15,659
Allowance for doubtful trade receivables	(4,623)	(4,409)
Assets for trade receivables, net	32,041	11,250
Current trade and other receivables [Member]
Financial instruments [Line Items]
Assets before allowances	57,348	36,751
Allowance for doubtful trade receivables	(5,407)	(5,192)
Assets for trade receivables, net	51,941	31,559
Other receivables, non-current [Member]
Financial instruments [Line Items]
Assets before allowances	11,165	1,710
Allowance for doubtful trade receivables	0	0
Assets for trade receivables, net	11,165	1,710
Non-current receivables [Member]
Financial instruments [Line Items]
Assets before allowances	11,165	1,710
Allowance for doubtful trade receivables	0	0
Assets for trade receivables, net	$ 11,165	$ 1,710